Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of intangible assets are amortized on a straight-line basis over their estimated useful lives as follows:
Identifiable intangible assets comprise assets that have a definite life. Customer relationship intangibles are amortized on an accelerated basis and the other intangible assets are amortized on a straight-line basis over their estimated useful lives as follows:

Customer relationships	10-13 years
Technology	5-9 years
Carrier contracts	10 years
Trademarks	9 -10 years
Non-compete agreements	3 years
Internally developed computer software	3 -5 years

Schedule of error corrections and prior period adjustments
The following table provides a comparison between the previously filed numbers and the numbers after the correction for the affected periods:

	Previous Filings		After Correction
	2021	2020	2021	2020
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Three months Ended September 30,

Net loss attributable to common shareholders	$(8,331)	$(12,787)	$(8,331)	$(12,787)
Loss per share:
Basic	$(0.27)	$(0.42)	$(0.26)	$(0.40)
Diluted	$(0.27)	$(0.42)	$(0.26)	$(0.40)
Weighted-average shares outstanding:
Basic	30,732,921	30,281,520	32,098,715	31,647,131
Diluted	30,732,921	30,281,520	32,098,715	31,647,131

	Previous Filings		After Correction
	2021	2020	2021	2020
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Nine months Ended September 30,

Net loss attributable to common shareholders	$(31,222)	$(39,966)	$(31,222)	$(39,966)
Net loss per share
Basic	$(1.03)	$(1.32)	$(0.98)	$(1.26)
Diluted	$(1.03)	$(1.32)	$(0.98)	$(1.26)
Weighted-average shares outstanding:
Basic	30,433,641	30,285,684	31,799,313	31,651,295
Diluted	30,433,641	30,285,684	31,799,313	31,651,295